UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

Item 1. Schedule of Investments.

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.5%
	COMMUNICATIONS — 8.7%
132	Alphabet, Inc. - Class A *	$161,993
11,605	Comcast Corp. - Class A	415,227
8,394	Twenty-First Century Fox, Inc. - Class B	372,862
		950,082
	CONSUMER DISCRETIONARY — 18.2%
5,114	Adient PLC	243,580
4,123	Brink's Co.	329,222
7,698	Delta Air Lines, Inc.	418,925
3,006	Masonite International Corp. *	205,160
2,333	Snap-on, Inc.	395,653
7,577	Starbucks Corp.	396,959
		1,989,499
	CONSUMER STAPLES — 7.3%
3,581	Casey's General Stores, Inc.	391,690
16,830	Core-Mark Holding Co., Inc.	406,949
		798,639
	ENERGY — 3.8%
3,245	Chevron Corp.	409,746

	FINANCIALS — 21.8%
3,932	American Express Co.	391,313
1,953	Berkshire Hathaway, Inc. - Class B*	386,440
2,982	Chubb Ltd.	416,645
5,528	Discover Financial Services	394,755
2,968	Howard Hughes Corp. *	402,312
3,396	JPMorgan Chase & Co.	390,370
		2,381,835
	HEALTH CARE — 10.7%
1,617	Anthem, Inc.	409,101
4,203	Medtronic PLC	379,236
1,485	UnitedHealth Group, Inc.	376,032
		1,164,369
	INDUSTRIALS — 16.4%
7,797	Allison Transmission Holdings, Inc.	366,459
3,258	Hexcel Corp.	224,834
4,267	TE Connectivity Ltd.	399,263
13,643	TriMas Corp. *	403,833
2,647	Union Pacific Corp.	396,759
		1,791,148

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 10.6%
9,076	Avnet, Inc.	$397,983
4,615	CDW Corp.	388,075
3,501	Microsoft Corp.	371,386
		1,157,444
	Total Common Stocks (Cost $7,769,797)	10,642,762

Principal Amount
	SHORT-TERM INVESTMENTS — 3.1%
341,411	UMB Money Market Fiduciary, 0.25% [1]	341,411

	Total Short-Term Investments (Cost $341,411)	341,411

	TOTAL INVESTMENTS — 100.6% (Cost $8,111,208)	10,984,173
	Liabilities in Excess of Other Assets — (0.6)%	(67,844)

	TOTAL NET ASSETS — 100.0%	$10,916,329

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	BRAZIL — 7.0%
30,800	Banco do Brasil S.A.	$266,699
38,420	Cosan Ltd. - Class A	310,434
146,082	Duratex S.A.	396,215
65,800	Iochpe Maxion S.A.	404,095
118,224	MRV Engenharia e Participacoes S.A.	416,097
68,273	QGEP Participacoes S.A.	294,316
		2,087,856
	CANADA — 2.2%
191,982	Gran Tierra Energy, Inc. *	641,957

	CHINA — 16.7%
58,000	Anhui Conch Cement Co., Ltd. - Class H	373,007
749,000	China Longyuan Power Group Corp. Ltd. - Class H	697,642
96,800	China Pacific Insurance Group Co., Ltd. - Class H	378,755
544,000	China Railway Signal & Communication Corp. Ltd. - Class H [1]	386,187
133,500	China Vanke Co., Ltd. - Class H	427,424
50,000	ENN Energy Holdings Ltd.	508,383
200,500	Fosun International Ltd.	367,606
697,856	Goodbaby International Holdings Ltd.	365,852
313,600	Guangzhou Automobile Group Co., Ltd. - Class H	295,189
66,000	Ping An Insurance Group Co. of China Ltd. - Class H	614,409
305,132	Red Star Macalline Group Corp. Ltd. - Class H [1]	360,186
100,000	Zhongsheng Group Holdings Ltd.	228,145
		5,002,785
	COLOMBIA — 1.2%
29,924	Bancolombia S.A.	346,396

	HONG KONG — 9.9%
188,000	China Everbright Ltd.	332,312
634,000	Far East Consortium International Ltd.	355,622
396,000	Far East Horizon Ltd.	381,339
39,545	Global Cord Blood Corp.	308,846
124,000	Haier Electronics Group Co., Ltd.	362,641
244,000	NWS Holdings Ltd.	441,032
656,000	Sinopec Kantons Holdings Ltd.	290,629
412,798	Xinyi Glass Holdings Ltd.	488,630
		2,961,051
	INDIA — 8.4%
107,152	GAIL India Ltd.	586,964
30,200	Grasim Industries Ltd.	452,324
7,077	Hero MotoCorp Ltd.	340,292
27,821	Infosys Ltd.	552,517
14,634	NIIT Technologies Ltd.	262,485
194,860	Redington India Ltd.	307,626
		2,502,208
	INDONESIA — 2.4%
496,600	Bank Mandiri Persero Tbk P.T.	229,280

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDONESIA (Continued)
195,600	United Tractors Tbk P.T.	$479,202
		708,482
	MALAYSIA — 2.4%
223,800	CIMB Group Holdings Bhd	322,255
181,100	Genting Bhd	390,147
		712,402
	MEXICO — 3.7%
172,900	Concentradora Fibra Danhos S.A. de C.V. - REIT	284,335
233,500	Credito Real S.A.B. de C.V. SOFOM ER	329,369
199,800	Grupo Comercial Chedraui S.A. de C.V.	490,983
		1,104,687
	PHILIPPINES — 2.0%
1,336,800	Alliance Global Group, Inc. *	300,060
218,230	Metropolitan Bank & Trust Co.	303,212
		603,272
	POLAND — 1.1%
29,575	Powszechny Zaklad Ubezpieczen S.A.	340,153

	SINGAPORE — 1.4%
66,800	BOC Aviation Ltd. [1]	420,750

	SOUTH AFRICA — 3.2%
30,558	Barloworld Ltd.	294,122
46,996	Investec PLC	341,087
36,519	Massmart Holdings Ltd.	326,570
		961,779
	SOUTH KOREA — 13.8%
3,659	Coway Co., Ltd.	306,811
993	Dongwon Industries Co., Ltd.	282,622
1,561	E-MART, Inc.	305,171
18,298	Hanwha Chemical Corp.	347,032
9,306	KB Financial Group, Inc.	447,279
42,684	Kwangju Bank Co., Ltd.	420,336
4,539	LG Corp.	305,973
431	Lotte Food Co., Ltd.	340,593
1,284	POSCO	377,901
6,561	Samsung Electronics Co., Ltd.	272,349
2,200	Samsung SDI Co., Ltd.	451,999
3,597	SK Hynix, Inc.	278,013
		4,136,079
	SPAIN — 1.0%
111,359	Prosegur Cash S.A. [1]	299,492

	TAIWAN — 13.6%
36,000	Catcher Technology Co., Ltd.	443,431

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN (Continued)
272,000	Fubon Financial Holding Co., Ltd.	$451,260
37,000	MediaTek, Inc.	307,716
189,000	Pegatron Corp.	421,048
70,000	Taiwan Semiconductor Manufacturing Co., Ltd.	559,700
129,000	Tripod Technology Corp.	356,599
332,000	WPG Holdings Ltd.	461,153
260,398	WT Microelectronics Co., Ltd.	384,551
1,498,000	Yuanta Financial Holding Co., Ltd.	691,011
		4,076,469
	THAILAND — 2.8%
216,625	Bangchak Corp. PCL	227,880
49,400	Bangkok Bank PCL	306,329
124,100	PTT Global Chemical PCL	305,478
		839,687
	TURKEY — 1.4%
396,462	Turkiye Sise ve Cam Fabrikalari A.S.	402,966
	UNITED ARAB EMIRATES — 1.2%
255,767	Emaar Properties PJSC	368,443
	UNITED KINGDOM — 1.5%
16,609	Mondi Ltd.	455,082

	Total Common Stocks (Cost $27,926,400)	28,971,996

Principal Amount
	SHORT-TERM INVESTMENTS — 3.5%
$1,058,200	UMB Money Market Fiduciary, 0.25% [2]	1,058,200

	Total Short-Term Investments (Cost $1,058,200)	1,058,200

	TOTAL INVESTMENTS — 100.4% (Cost $28,984,600)	30,030,196
	Liabilities in Excess of Other Assets — (0.4)%	(115,133)

	TOTAL NET ASSETS — 100.0%	$29,915,063

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,466,615, which represents 4.90% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.7%
	CHINA — 2.4%
25,000	ANTA Sports Products Ltd.	$127,680
11,000	Hengan International Group Co., Ltd.	97,987
		225,667
	FRANCE — 4.6%
8,896	AXA S.A.	224,147
3,418	BNP Paribas S.A.	221,719
		445,866
	GERMANY — 4.5%
1,276	Allianz S.E.	282,313
1,025	Siemens A.G.	144,664
		426,977
	IRELAND — 5.8%
1,900	Accenture PLC - Class A	302,727
1,755	Medtronic PLC	158,354
864	Paddy Power Betfair PLC	94,209
		555,290
	JAPAN — 2.6%
5,900	Suntory Beverage & Food Ltd.	250,993

	MEXICO — 3.7%
122,949	Wal-Mart de Mexico S.A.B. de C.V.	359,061

	NETHERLANDS — 3.1%
8,450	Royal Dutch Shell PLC - B Shares	295,971

	SOUTH AFRICA — 1.0%
5,275	Mr Price Group Ltd. - ADR	96,111

	SPAIN — 2.1%
2,357	Amadeus IT Group S.A.	201,061

	SWITZERLAND — 6.1%
112	Givaudan S.A.	262,145
1,299	Roche Holding A.G.	319,079
		581,224
	TAIWAN — 6.1%
59,000	Chunghwa Telecom Co., Ltd.	204,466
48,000	Taiwan Semiconductor Manufacturing Co., Ltd.	383,795
		588,261

Advisory Research Global Dividend Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM — 9.3%
6,554	Bunzl PLC	$194,740
26,605	Legal & General Group PLC	91,555
230,743	Lloyds Banking Group PLC	189,131
3,517	Rio Tinto PLC	193,080
3,863	Unilever PLC	220,667
		889,173
	UNITED STATES — 47.4%
1,396	AbbVie, Inc.	128,753
2,875	Analog Devices, Inc.	276,402
6,012	Bank of America Corp.	185,651
3,680	BB&T Corp.	186,981
3,088	Cisco Systems, Inc.	130,592
1,860	Eastman Chemical Co.	192,733
1,408	Eaton Corp. PLC	117,103
1,750	Exxon Mobil Corp.	142,642
962	Home Depot, Inc.	190,014
1,809	Honeywell International, Inc.	288,807
1,314	Johnson & Johnson	174,131
3,644	JPMorgan Chase & Co.	418,878
575	Lockheed Martin Corp.	187,507
1,368	LyondellBasell Industries N.V. - Class A	151,561
2,375	Microsoft Corp.	251,940
933	Raytheon Co.	184,762
2,663	Sonoco Products Co.	148,649
2,398	Target Corp.	193,471
3,477	TJX Cos., Inc.	338,173
1,179	Travelers Cos., Inc.	153,435
1,037	UnitedHealth Group, Inc.	262,589
4,600	Verizon Communications, Inc.	237,544
		4,542,318
	Total Common Stocks (Cost $8,804,652)	9,457,973

Principal Amount
	SHORT-TERM INVESTMENTS — 1.1%
$103,610	UMB Money Market Fiduciary, 0.24%[1]	103,610

	Total Short-Term Investments (Cost $103,610)	103,610

	TOTAL INVESTMENTS — 99.8% (Cost $8,908,262)	9,561,583
	Other Assets in Excess of Liabilities — 0.2%	17,523

	TOTAL NET ASSETS — 100.0%	$9,579,106

ADR – American Depository Receipt

PLC – Public Limited Company

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.3%
	AUSTRALIA — 3.6%
518,275	Beach Energy Ltd.	$735,327
202,191	Orora Ltd.	545,210
213,164	Tassal Group Ltd.	661,996
		1,942,533
	DENMARK — 2.1%
30,516	ISS A/S	1,139,859

	FINLAND — 5.0%
59,085	Kemira OYJ	775,532
48,730	Metsa Board OYJ	505,181
75,611	Ramirent OYJ	757,268
149,216	Technopolis OYJ	674,665
		2,712,646
	FRANCE — 5.1%
15,075	Alstom S.A.	675,823
67,426	Altran Technologies S.A.	641,596
37,223	Elis S.A.	854,405
17,789	LISI	616,653
		2,788,477
	GERMANY — 6.8%
18,063	Deutsche EuroShop A.G.	636,835
2,746	MTU Aero Engines A.G.	582,295
4,823	Rheinmetall A.G.	582,850
36,942	RIB Software S.E.	820,240
33,542	SAF-Holland S.A.	557,922
14,070	Talanx A.G.	538,400
		3,718,542
	HONG KONG — 1.0%
470,890	Xinyi Glass Holdings Ltd.	557,394

	IRELAND — 1.9%
25,983	Smurfit Kappa Group PLC	1,067,618

	ITALY — 1.2%
28,987	Buzzi Unicem S.p.A.	637,544

	JAPAN — 30.7%
36,985	Arcs Co., Ltd.	926,016
86,506	Daihen Corp.	552,546
23,900	Daiseki Co., Ltd.	655,850
25,800	Denka Co., Ltd.	889,169
21,140	DTS Corp.	804,260
44,540	Fuji Corp./Aichi	788,444
90,300	Hazama Ando Corp.	717,328
19,172	HIS Co., Ltd.	579,826
11,968	Hogy Medical Co., Ltd.	414,260
7,960	Horiba Ltd.	549,436
52,100	Kinden Corp.	837,559

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
28,719	Koa Corp.	$630,345
46,000	Nichias Corp.	569,519
240,520	Nippon Light Metal Holdings Co., Ltd.	543,347
25,600	OSG Corp.	576,001
87,300	Penta-Ocean Construction Co., Ltd.	550,070
43,846	Shinmaywa Industries Ltd.	530,740
27,713	Ship Healthcare Holdings, Inc.	1,077,586
71,964	Sumitomo Forestry Co., Ltd.	1,175,166
47,100	Sun Frontier Fudousan Co., Ltd.	566,848
18,700	TKC Corp.	696,946
27,800	Toho Holdings Co., Ltd.	684,719
27,537	Transcosmos, Inc.	711,665
15,187	Zenkoku Hosho Co., Ltd.	668,391
		16,696,037
	LUXEMBOURG — 1.5%
15,987	Befesa S.A. [1]	830,943

	NETHERLANDS — 1.8%
9,074	Koninklijke DSM N.V.	967,079

	NORWAY — 3.8%
10,576	Aker A.S.A.	826,166
84,525	Austevoll Seafood A.S.A.	1,231,063
		2,057,229
	SPAIN — 3.0%
59,462	Acerinox S.A.	859,425
35,548	Ebro Foods S.A.	769,353
		1,628,778
	SWEDEN — 9.7%
21,865	Boliden A.B.	650,869
310,484	Cloetta A.B. - B Shares	986,875
76,957	Dometic Group A.B. [1]	746,612
41,965	Granges A.B.	525,333
27,137	Industrivarden A.B. - C Shares	571,573
105,425	Kungsleden A.B.	850,325
141,533	Nobina A.B. [1]	980,624
		5,312,211
	SWITZERLAND — 1.3%
44,778	OC Oerlikon Corp. A.G.	695,696

	UNITED KINGDOM — 18.8%
93,608	Beazley PLC	689,018
382,846	Cambian Group PLC	944,678
21,960	Clarkson PLC	733,001
34,300	Close Brothers Group PLC	713,858
640,116	Coats Group PLC	694,474
312,829	esure Group PLC	836,291

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
204,190	Eurocell PLC	$676,140
59,184	IG Group Holdings PLC	714,410
40,572	Keller Group PLC	574,047
585,535	Lookers PLC	806,946
83,597	Redrow PLC	589,327
113,078	Safestore Holdings PLC - REIT	831,054
151,037	Tyman PLC	669,051
142,372	Virgin Money Holdings UK PLC	740,525
		10,212,820
	Total Common Stocks (Cost $51,799,145)	52,965,406

Principal Amount
	SHORT-TERM INVESTMENTS — 3.0%
$1,656,107	UMB Money Market Fiduciary, 0.25% [2]	1,656,107

	Total Short-Term Investments (Cost $1,656,107)	1,656,107

	TOTAL INVESTMENTS — 100.3% (Cost $53,455,252)	54,621,513
	Liabilities in Excess of Other Assets — (0.3)%	(187,318)

	TOTAL NET ASSETS — 100.0%	$54,434,195

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,558,179, which represents 4.70% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Small Company Opportunities Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.1%
	COMMUNICATIONS — 1.0%
90	Cable One, Inc.	$65,147

	CONSUMER DISCRETIONARY — 25.1%
6,692	Acushnet Holdings Corp.	161,746
5,400	Adient PLC	257,202
3,198	Armstrong World Industries, Inc. *	217,144
13,420	Bojangles', Inc. *	176,473
2,503	Brink's Co.	199,865
15,005	Cannae Holdings, Inc. *	273,841
5,055	Emerald Expositions Events, Inc.	97,561
770	Jack in the Box, Inc.	64,865
2,765	Masonite International Corp. *	188,711
		1,637,408
	CONSUMER STAPLES — 8.2%
2,475	Casey's General Stores, Inc.	270,715
10,954	Core-Mark Holding Co., Inc.	264,868
		535,583
	ENERGY — 3.3%
11,540	WPX Energy, Inc. *	216,606

	FINANCIALS — 37.6%
5,337	Alexander & Baldwin, Inc. - REIT	127,821
1,470	Allegiance Bancshares, Inc. *	66,077
7,470	Atlantic Capital Bancshares, Inc. *	133,339
5,343	Banc of California, Inc.	106,860
3,845	BankUnited, Inc.	149,417
6,460	CenterState Bank Corp.	179,265
6,690	Equity Commonwealth - REIT *	215,686
8,482	FNB Corp.	108,824
1,900	Heritage Financial Corp.	66,595
10,842	Horizon Bancorp, Inc.	227,790
1,925	Howard Hughes Corp. *	260,934
1,470	LegacyTexas Financial Group, Inc.	64,430
3,494	Navigators Group, Inc.	210,863
1,144	South State Corp.	95,753
4,825	STORE Capital Corp. - REIT	132,446
1,415	Texas Capital Bancshares, Inc. *	128,482
2,890	United Fire Group, Inc.	174,238
		2,448,820
	INDUSTRIALS — 8.1%
3,259	Allison Transmission Holdings, Inc.	153,173
890	Esterline Technologies Corp. *	75,917
10,076	TriMas Corp. *	298,250
		527,340
	MATERIALS — 2.8%
7,995	Valvoline, Inc.	180,607

Advisory Research Small Company Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY — 9.0%
8,235	Avnet, Inc.	$361,105
4,775	Presidio, Inc. *	66,659
1,950	Tech Data Corp. *	162,649
		590,413
	Total Common Stocks (Cost $5,667,873)	6,201,924

Principal Amount
	SHORT-TERM INVESTMENTS — 2.6%
$168,729	UMB Money Market Fiduciary, 0.25% [1]	168,729

	Total Short-Term Investments (Cost $168,729)	168,729

	TOTAL INVESTMENTS — 97.7% (Cost $5,836,602)	6,370,653
	Liabilities in Excess of Other Assets — 2.3%	148,318

	TOTAL NET ASSETS — 100.0%	$6,518,971

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 4.7%
	CONSUMER STAPLES — 1.8%
600	Altria Group, Inc.	$35,208
1,050	Kraft Heinz Co.	63,262
740	PepsiCo, Inc.	85,100
		183,570
	ENERGY — 0.4%
310	Chevron Corp.	39,144

	FINANCIALS — 2.1%
3,090	Ares Capital Corp.	52,067
1,200	Blackstone Group LP	41,904
2,780	Golub Capital BDC, Inc.	52,403
900	Oaktree Capital Group LLC	38,205
680	Ventas, Inc. - REIT	38,338
		222,917
	HEALTH CARE — 0.4%
300	Johnson & Johnson	39,756

	Total Common Stocks (Cost $433,895)	485,387

Principal Amount
	CORPORATE BONDS — 44.3%
	COMMUNICATIONS — 1.1%
$100,000	Pacific Bell Telephone Co. 7.125%, 3/15/2026	116,597

	CONSUMER DISCRETIONARY — 3.5%
150,000	L Brands, Inc. 5.625%, 10/15/2023	153,187
210,000	Stanley Black & Decker, Inc. 5.750%, 12/15/2053[1,2]	211,050
		364,237
	CONSUMER STAPLES — 1.4%
150,000	Kroger Co. 3.700%, 8/1/2027[1]	144,042

	FINANCIALS — 22.7%
175,000	Apollo Investment Corp. 5.250%, 3/3/2025	167,774
125,000	Ares Capital Corp. 3.875%, 1/15/2020[1]	125,235
150,000	Bank of America Corp. 6.500% [1,2,3]	160,875
240,000	Charles Schwab Corp. 7.000% [1,2,3]	263,400
50,000	Citigroup, Inc. 6.250% [1,2,3]	51,781
175,000	Goldman Sachs Group, Inc. 5.700% [1,2,3]	177,187

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$300,000	JPMorgan Chase & Co. 6.750% [1,2,3]	$327,750
325,000	M&T Bank Corp. 6.450% [1,2,3]	350,594
	MetLife, Inc.
100,000	5.250% [1,2,3]	101,850
100,000	6.400%, 12/15/2066[1]	106,250
150,000	Voya Financial, Inc. 5.650%, 5/15/2053[1,2]	151,269
	Wells Fargo & Co.
100,000	6.111% [1,2,3]	100,820
100,000	5.875% [1,2,3]	104,600
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	172,299
		2,361,684
	INDUSTRIALS — 5.0%
235,000	Actuant Corp. 5.625%, 6/15/2022[1]	238,819
150,000	General Electric Co. 5.000% [1,2,3]	147,616
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	128,102
		514,537
	TECHNOLOGY — 5.8%
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	172,897
	CDW LLC / CDW Finance Corp.
160,000	5.000%, 9/1/2023[1]	161,600
150,000	5.000%, 9/1/2025[1]	148,452
125,000	Motorola Solutions, Inc. 3.500%, 9/1/2021	123,926
		606,875
	UTILITIES — 4.8%
150,000	Dominion Energy, Inc. 5.750%, 10/1/2054[1,2]	156,356
130,000	Southern California Edison Co. 6.250% [1,2,3]	138,613
200,000	Southern Co. 5.500%, 3/15/2057[1,2]	206,871
		501,840
	Total Corporate Bonds (Cost $4,598,253)	4,609,812

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS — 30.3%
	COMMUNICATIONS — 1.5%
6,000	Verizon Communications, Inc. 5.900%, 2/15/2054[1]	$155,220

	CONSUMER DISCRETIONARY — 1.8%
7,000	eBay, Inc. 6.000%, 2/1/2056[1]	183,400

	CONSUMER STAPLES — 1.7%
	CHS, Inc.
2,385	7.100%, [1,2,3]	66,422
4,000	7.500%, [1,3]	111,360
		177,782
	FINANCIALS — 24.3%
5,000	Allstate Corp. 6.750%, [1,3]	128,100
6,000	American Financial Group, Inc. 6.250%, 9/30/2054[1]	154,380
4,000	Bank of America Corp. 6.625%, [1,3]	104,640
3,000	Capital One Financial Corp. 6.700%, [1,3]	78,930
5,500	Charles Schwab Corp. 6.000%, [1,3]	146,135
	Citigroup, Inc.
3,000	6.875%, [1,3]	77,970
1,900	6.875%, [1,2,3]	52,782
2,335	Fifth Third Bancorp 6.625%, [1,2,3]	63,699
5,000	First Republic Bank 7.000%, [1,3]	128,250
6,500	Goldman Sachs Group, Inc. 6.300%, [1,3]	170,365
2,246	Hartford Financial Services Group, Inc. 7.875%, 4/15/2042[1,2]	63,786
3,000	JPMorgan Chase & Co. 6.700%, [1,3]	78,960
1,156	KeyCorp 6.125%, [1,2,3]	31,293
	Morgan Stanley
7,000	6.625%, [1,3]	181,790
1,500	7.125%, [1,2,3]	42,105
4,000	Newtek Business Services Corp. 6.250%, 3/1/2023[1]	103,300
4,200	Oaktree Capital Group LLC 6.625%, [1,3]	108,192
2,276	PNC Financial Services Group, Inc. 6.125%, [1,2,3]	62,317
	Public Storage
1,500	6.000%, [1,3]	38,865
8,500	6.375%, [1,3]	219,640

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2018 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
9,000	State Street Corp. 6.000%, [1,3]	$236,250
1,232	U.S. Bancorp 6.500%, [1,2,3]	34,299
6,000	Wells Fargo & Co. 8.000%, [1,3]	152,460
2,454	Zions Bancorporation 6.950%, 9/15/2028[1,2]	71,706
		2,530,214
	UTILITIES — 1.0%
4,000	Southern Co. 6.250%, 10/15/2075[1]	104,240
	Total Preferred Stocks (Cost $3,167,195)	3,150,856

Principal Amount
	U.S. TREASURY BONDS — 2.6%
$225,000	United States Treasury Bond 4.375%, 5/15/2041	273,217

	Total U.S. Treasury Bonds (Cost $282,757)	273,217
	U.S. TREASURY NOTES — 13.5%
	United States Treasury Note
150,000	1.375%, 9/30/2023	139,330
200,000	1.625%, 5/15/2026	181,727
650,000	2.250%, 8/15/2027	613,412
375,000	5.375%, 2/15/2031	468,267

	Total U.S. Treasury Notes (Cost $1,462,197)	1,402,736
	SHORT-TERM INVESTMENTS — 3.8%
299,546	UMB Money Market Fiduciary, 0.25% [4]	299,546
100,000	United States Treasury Bill, 0.00%, 8/16/18	99,922

	Total Short-Term Investments (Cost $399,496)	399,468

	TOTAL INVESTMENTS — 99.2% (Cost $10,343,793)	10,321,476
	Other Assets in Excess of Liabilities — 0.8%	84,380

	TOTAL NET ASSETS — 100.0%	$10,405,856

LP – Limited Partnership

REIT – Real Estate Investment Trusts

[1]	Callable.
[2]	Variable rate security.
[3]	Perpetual security. Maturity date is not applicable.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS

July 31, 2018 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research Global Dividend Fund (the “Global Dividend Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research Small Company Opportunities Fund (the “Small Company Opportunities Fund”) and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Funds are diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, Global Dividend Fund, International Small Cap Value Fund and Small Company Opportunities Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the Global Dividend Fund commenced investment operations on July 30, 2010, the International Small Cap Value Fund commenced investment operations on March 31, 2010, the Small Company Opportunities Fund commenced investment operations on November 1, 2013 and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013. Prior to March 1, 2018, Advisory Research Global Dividend Fund was known as Advisory Research Global Value Fund.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”). This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012. The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund. For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

Note 3 – Federal Income Taxes

At July 31, 2018, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	Global Dividend Fund
Cost of investments	$8,165,487	$29,062,656	$8,918,255

Gross unrealized appreciation	$2,908,964	$3,048,781	$863,314
Gross unrealized depreciation	(90,278)	(2,081,241)	(219,986)
Net unrealized appreciation	$2,818,686	$967,540	$643,328

	International Small Cap Value Fund	Small Company Opportunities Fund	Strategic Income Fund
Cost of investments	$53,534,145	$5,841,498	$10,346,984

Gross unrealized appreciation	$3,368,866	$703,032	$210,449
Gross unrealized depreciation	(2,281,498)	(173,877)	(235,957)
Net unrealized appreciation/(depreciation)	$1,087,368	$529,155	$(25,508)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2018, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$10,642,762	$-	$-	$10,642,762
Short-Term Investments	341,411	-	-	341,411
Total Investments	$10,984,173	$-	$-	$10,984,173

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	$1,127,004	$2,281,758	$-	$3,408,762
Consumer Staples	1,158,146	587,793	-	1,745,939
Energy	1,246,707	518,509	-	1,765,216
Financials	1,526,858	7,859,048	-	9,385,906
Health Care	308,846	-	-	308,846
Industrials	-	1,870,745	-	1,870,745
Materials	396,215	3,681,622	-	4,077,837
Technology	-	4,615,756	-	4,615,756
Utilities	-	1,792,989	-	1,792,989
Total Common Stocks	5,763,776	23,208,220	-	28,971,996
Short-Term Investments	1,058,200	-	-	1,058,200
Total Investments	$6,821,976	$23,208,220	$-	$30,030,196

Global Dividend Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$344,294	$455,226	$-	$799,520
Consumer Discretionary	368,136	204,466	-	572,602
Consumer Staples	1,271,039	322,420	-	1,593,459
Energy	723,827	888,725		1,612,552
Financials	142,643	295,971	-	438,614
Health Care	944,944	1,008,865	-	1,953,809
Industrials	926,828	144,664	-	1,071,492
Materials	831,070	584,855	-	1,415,925
Total Common Stocks	5,552,781	3,905,192	-	9,457,973
Short-Term Investments	103,610	-	-	103,610
Total Investments	$5,656,391	$3,905,192	$-	$9,561,583

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Consumer Discretionary	806,946	5,754,201	-	6,561,147
Consumer Staples	-	4,575,303	-	4,575,303
Energy	-	735,327	-	735,327
Financials	-	9,291,511	-	9,291,511
Health Care	944,678	2,176,565	-	3,121,243
Industrials	1,404,990	13,244,511	-	14,649,501
Materials	669,051	9,698,866	-	10,367,917
Technology	-	3,663,456	-	3,663,456
Total Common Stocks	3,825,665	49,139,740	-	52,965,405
Short-Term Investments	1,656,107	-	-	1,656,107
Total Investments	$5,481,772	$49,139,740	$-	$54,621,512

*	The Funds did not hold any Level 3 securities at period end.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. The following is a reconciliation of transfers between Levels for the Emerging Markets Opportunities Fund, Global Dividend Fund, and International Small Cap Value Fund from October 31, 2017 to July 31, 2018, represented by recognizing the July 31, 2018 market value of securities:

	Emerging Markets Opportunities Fund	Global Dividend Fund	International Small Cap Value Fund
Transfers into Level 1	$-	$359,061	$806,946
Transfers out of Level 1	(1,139,176)	-	(2,163,940)
Net transfers in (out) of level 1	$(1,139,176)	$359,061	$(1,356,994)
Transfers into Level 2	$1,139,176	$-	$2,163,940
Transfers out of Level 2	-	(359,061)	(806,946)
Net transfers in (out) of level 2	$1,139,176	$(359,061)	$1,356,994

Small Company Opportunities Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$6,201,924	$-	$-	$6,201,924
Short-Term Investments	168,729	-	-	168,729
Total Investments	$6,370,653	$-	$-	$6,370,653

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$485,387	$-	$-	$485,387
Corporate Bonds[1]	-	4,609,812	-	4,609,812
Preferred Stocks[1]	3,150,856	-	-	3,150,856
U.S. Treasury Securities	-	1,675,953	-	1,675,953
Short-Term Investments	299,546	99,922	-	399,468
Total Investments	$3,935,789	$6,385,687	$-	$10,321,476

[1]	For a detailed break-out of common stocks, corporate bonds and preferred stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Advisory Research Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

July 31, 2018 (Unaudited)

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/1/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/1/2018

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/1/2018